As filed with the Securities and Exchange Commission on January 27, 1998
                                                               File No. 33-65137
                                                               File No. 811-7455

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                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                 -------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                        [ ]
                        Post-Effective Amendment No. 3                       [X]

                                    and/or

                             REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                      [ ]
                                Amendment No. 3                              [X]

                        (Check appropriate box or boxes)

                                 -------------

                              PHOENIX-SENECA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                -------------

             909 Montgomery Street, San Francisco, California 94133
             (Address of Principal Executive Office)   (Zip Code)

                                 (415) 677-1500
             (Registrant's Telephone Number, Including Area Code)

                               THOMAS N. STEENBURG
    Vice President, Counsel and Secretary, Phoenix Duff & Phelps Corporation
                  56 Prospect Street, Hartford, CT 06115-0479
                    (Name and Address of Agent for Service)

                                 -------------

             It is proposed that this filing will become effective (check appropriate box):


          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on February 26, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485

          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on            pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on            pursuant to paragraph (a)(2) of rule 485.
              If appropriate, check the following box:

          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                -------------

                                   Copy to:

                            Andre W. Brewster, Esq.
                Howard, Rice, Nemerovski, Canady, Falk & Rabkin
                           A Professional Corporation
                            Three Embarcadero Center
                            San Francisco, CA 94111
                                (415) 434-1600

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


                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California on the 27th day of January, 1998.


                                        PHOENIX-SENECA FUNDS

                                        By: /s/ GAIL P. SENECA
                                            ----------------------------------
                                            Gail P. Seneca
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.



           Signature                        Title                    Date
------------------------------   --------------------------   -----------------
     /s/ GAIL P. SENECA          Trustee and President        January 27, 1998
----------------------------     (Chief Executive Officer)
         Gail P. Seneca

               *                 Trustee and Treasurer        January 27, 1998
----------------------------     (Chief Financial Officer
         Sandra J. Westhoff      and Accounting Officer)

               *                 Trustee                      January 27, 1998
----------------------------
         Mary Ann Cusenza

               *                 Trustee                      January 27, 1998
----------------------------
         Paul E. Erdman

               *                 Trustee                      January 27, 1998
----------------------------
         Melinda Ellis Evers

*By: /s/ GAIL P. SENECA
   ------------------------
     Gail P. Seneca as
     Attorney-in-fact


                                     S-1(c)